UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6
(f/k/a Dryden California Municipal Fund)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2010 (Unaudited)

Description (a)	Moody's Rating†*	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.3%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
San Diego Hosp. Assoc., Ser. C	A3	5.375%		3/01/21	$1,665	$1,692,289
Sharp Healthcare	A3	6.250		8/01/39	1,000	1,094,080
California County Tobacco Securitization Agy., Rev.,
Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3	6.780	(j)	6/01/21	1,000	862,670
Tobacco Conv. Bonds	NR	5.100		6/01/28	1,035	893,360
California Edl. Facs. Auth. Rev.,
Calif. Inst. of Technology	Aa1	5.000		11/01/39	2,000	2,129,820
Loyola Marymount Univ., Ser. A	A2	5.125		10/01/40	1,000	1,012,900
Univ. Southern CA, Ser. A, Rfdg.	Aa1	5.000		10/01/38	2,000	2,105,760
Univ. Southern CA, Ser. A, Rfdg.	Aa1	5.250		10/01/38	1,500	1,613,070
California Health Facs. Fin. Auth. Rev.,
Catholic Healthcare West, Ser. A	A2	6.000		7/01/39	2,000	2,150,640
Cedars Sinai Med. Ctr. Rfdg.	A2	5.000		8/15/39	750	725,348
Episcopal Home, Ser. B	A-(c)	6.000		2/01/32	1,000	1,013,080
Providence Health, Ser. C	Aa2	6.500		10/01/38	1,000	1,130,320
Scripps Health, Ser. A	A1	5.000		10/01/22	500	524,645
Providence Health Svcs., Ser. B	Aa2	5.500		10/01/39	1,500	1,573,590
Scripps Health, Ser. A	A1	5.000		11/15/36	1,000	998,520
St. Joseph Health Sys., Ser. A	A1	5.750		7/01/39	1,000	1,043,070
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	A3	7.650	(j)	2/01/15	5,095	3,588,611
California Infrastructure & Econ. Dev. Rev.,
Bay Area Toll Brdgs.. 1st Lien (Pre-refunded date 1/01/28)(e)(f)	AAA(c)	5.000		7/01/33	1,700	2,015,486
Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250		2/01/38	2,000	2,025,040
California Municipal Fin. Auth. Ed. Rev. Amern.
Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.250		6/01/26	1,100	1,025,508
California Poll. Ctrl. Fin. Auth.
Pacific Gas-D-Rmkt. Rfdg., A.M.T., F.G.I.C.	A3	4.750		12/01/23	2,500	2,434,825
Sld. Wste. Disp. Rev., Wste. Mgmt., Inc. Proj.,
Ser. B, A.M.T.	BBB(c)	5.000		7/01/27	500	497,135
California Rural Home Mtge. Fin. Auth., Sngl.
Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D,
F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.000		12/01/31	55	55,733
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa1	5.000		12/01/29	2,000	2,154,360
Central VY Proj., Ser. AF	Aa1	5.000		12/01/29	1,500	1,621,875
Ser. L	Aa3	5.000		5/01/20	2,000	2,263,460
California St. Econ. Recovery, Ser. A, Rfdg.	Aa3	5.250		7/01/21	1,400	1,569,064
California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	A2	5.250		6/01/28	750	751,185
Var. Cap. Proj., Ser. G-1	A2	5.750		10/01/30	750	770,663

Var. Cap. Proj., Sub. Ser. I-1	A2	6.375		11/01/34	750	798,578
California St., F.G.I.C., T.C.R.S., G.O.	A1	4.750		9/01/23	1,000	1,000,640
California St., G.O.	A1	6.000		4/01/38	3,000	3,265,710
California St., G.O. Unrefunded Balance	A1	5.500		4/01/30	5	5,119
California St., Var. Purp., G.O.	A1	5.000		10/01/29	1,500	1,514,400
California St., Var. Purp., G.O.	A1	5.500		11/01/39	1,000	1,024,330
California St., Var. Purp., G.O.	A1	5.500		3/01/40	2,000	2,049,900
California St., Var. Purp., G.O.	A1	6.000		3/01/33	1,250	1,369,050
California St., Var. Purp., G.O.	A1	6.000		11/01/39	1,500	1,639,875
California Statewide Cmntys. Dev. Auth. Rev.,
Drew Sch.	NR	5.300		10/01/37	1,000	778,080
Irvine LLC, U.C.I. East Rfdg.	Baa2	5.000		5/15/32	2,000	1,885,500
John Muir Health	A1	5.125		7/01/39	750	732,780
Polytechnic Sch.	A1	5.000		12/01/34	2,000	2,012,020
Spl. Tax No. 97-1, C.A.B.S.	NR	7.400	(j)	9/01/22	4,440	1,821,954
Sr. Living-Southn. Calif. Presbyterian Homes	BBB(c)	7.250		11/15/41	500	543,865
St. Joseph F. Rmkt., Assured Gty.	Aa3	5.250		7/01/21	2,500	2,734,000
Windrush Sch.	NR	5.500		7/01/37	1,000	787,720
California Statewide Cmntys. Dev. Auth. Sch. Fac. Rev., Aspire Pub Schs.	NR	6.000		7/01/30	1,000	1,010,620
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(c)	5.000		4/01/30	1,445	1,353,329
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875		1/01/34	1,000	1,107,160
Chula Vista Dev. Agy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.250		10/01/27	1,540	1,339,939
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000		12/01/27	1,000	983,960
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., A.M.B.A.C.	AA(c)	5.000		9/01/24	2,000	1,993,800
Corona-Norco Uni. Sch. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa1	5.000		9/01/22	1,060	1,072,943
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125		9/01/16	1,000	1,010,790
Dist. No. 92-1	NR	6.250		9/01/29	475	472,839
El Dorado Irr. Dist. Partn., Ser. A, C.O.P., Assured Gty.	Aa3	5.750		8/01/39	1,000	1,045,090
Elsinore Valley Municipal Water Dist. C.O.P., B.H.A.C.	Aa1	5.000		7/01/29	750	796,058
Folsom Spl. Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.000		9/01/24	2,450	2,291,608
Folsom Spl. Tax, Unrefunded Balance, Facs. Dist. No. 10, Empire Ranch	NR	6.875		9/01/19	1,230	1,240,332
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd., C.A.B.S.	Baa3	5.875		1/15/28	2,890	2,909,681
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., N.A.T.L.	Baa1	5.250		12/01/19	3,275	3,358,644
Golden St. Tobacco Securitization Corp. Calif. Tobacco Settlement Rev.,
Asset-Bkd., Sr. Ser. A-1	Baa3	5.750		6/01/47	2,500	1,824,175
Enhanced Asset Bkd., Ser. A	A2	5.000		6/01/45	1,000	912,610
Golden St. Tobacco Securitization Rev., Asset-Bkd.,
Ser. 2003-A-1 (Pre-refunded date 6/01/13)(e)	Aaa	6.750		6/01/39	2,700	3,134,484
Ser. A, Convertible C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/10)	A2	5.820	(j)	6/01/23	3,000	2,668,620

Golden West Sch. Fin. Auth. Rev., Rfdg. Ser. A., C.A.B.S., N.A.T.L.	Baa1	5.260	(j)	2/01/19	2,110	1,353,059
Guam Govt. Ltd. Oblig. Rev., Section 30, Ser. A	BBB-(c)	5.750		12/01/34	500	515,125
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., N.A.T.L.	Aa2	5.660	(j)	8/01/23	2,000	958,440
La Quinta Redev. Agy. Tax Alloc., Rfdg. Proj. Area No. 1, N.A.T.L.	Baa1	7.300		9/01/11	1,000	1,064,710
Lincoln Impt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.200		9/02/25	2,525	2,537,145
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., N.A.T.L.	Aa2	6.000		5/15/19	3,000	3,479,070
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev. Pine Ave.	NR	6.375		9/01/23	2,775	2,777,803
Los Angeles Calif. Cmnty. College Dist., G.O.	Aa1	5.000		8/01/33	3,250	3,342,008
Los Angeles Calif. Cmnty. College Dist., 2008 Election, Ser. A, G.O.	Aa1	6.000		8/01/33	2,000	2,253,780
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000		5/15/34	1,000	1,031,320
Los Angeles Dept. of Wtr. & Pwr. Rev., Ser. A	Aa3	5.000		7/01/39	1,000	1,034,540
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375		7/01/38	1,530	1,649,325
Metro. Wtr. Dist. of Southern Calif. Waterworks Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750		8/10/18	2,000	2,354,480
Ser. C, Rfdg.	Aa1	5.000		7/01/35	1,000	1,061,460
Unrefunded Balance Ser. A	Aa1	5.750		7/01/21	2,240	2,689,187
M-S-R Energy Auth. Calif., Ser. A	A(c)	6.500		11/01/39	1,000	1,104,250
Ontario Special Assessment Impvt. Bond Act of 1915, Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.000		9/02/11	215	223,699
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev.,
Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aa2	6.200		2/14/11	4,370	4,472,301
Spl. Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2	10.926	(d)	2/14/11	1,500	1,570,230
Perris Cmnty. Facs. Dist., Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250		9/01/23	2,000	1,926,580
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, N.A.T.L.	Baa1	5.500		5/01/29	1,500	1,612,230
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	NR	6.670	(j)	8/01/26	1,375	484,041
Ser. B, Assured Gty., A.M.T. (Pre-refunded date 8/01/13)(e)	Aa3	5.800		8/01/34	2,700	3,161,889
Port Oakland, Inter. Lien, Ser. A, N.A.T.L., A.M.T., Rfdg.	A3	5.000		11/01/29	3,000	2,808,600
Puerto Rico Comwlth. Rfdg. Pub. Impt., Ser. C, G.O.	A3	6.000		7/01/39	400	423,224
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	A3	5.250		7/01/40	1,000	1,009,310
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Rfdg., Govt. Facs., Ser. P	A3	6.750		7/01/36	250	279,120
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub, Ser. A	A1	5.500		8/01/42	750	782,528
First Sub, Ser. A	A1	5.750		8/01/37	400	425,460
First Sub, Ser. A	A1	6.000		8/01/42	700	757,372
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev., Eisenhower Med. Ctr., Ser. A	A3	5.000		7/01/47	2,500	2,246,200

Redding Elec. Sys. Rev., C.O.P.,
Linked S.A.V.R.S.& R.I.B.S., N.A.T.L. Partial E.T.M.(e)	Baa1	6.368		7/01/22	100	118,243
N.A.T.L., Partial E.T.M.(e)(g)	Baa1	11.617	(d)	7/01/22	2,455	3,350,731
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., N.A.T.L.	Baa1	4.370	(j)	8/01/16	1,400	1,075,578
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L.	Baa1	5.510	(j)	11/01/17	5,695	3,825,331
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, N.A.T.L., C.A.B.S.	Baa1	5.160	(j)	11/01/16	5,700	4,108,844
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.	Aa2	0.699	(h)	12/01/35	1,000	742,500
San Bernardino Cmnty. College Dist., Election 2002, Ser. A, G.O.	Aa2	6.250		8/01/33	1,750	1,976,555
San Diego Redev., Agy., Tax Alloc., North Bay Redev.	A3	5.875		9/01/29	3,000	3,002,430
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	Aa3	5.375		2/01/36	1,000	1,061,470
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., N.A.T.L.	Aa1	6.000		7/01/19	1,000	1,223,320
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(c)	6.500		8/01/39	1,000	1,078,670
San Jose Calif. Redev. Agy. Tax Allocation, Rfdg., Merged Area Redev. Proj., Hsgset. Aside, Ser. A-1	A1	5.500		8/01/35	1,000	1,007,670
San Jose Calif., Library & Park Proj., G.O.	Aaa	5.000		9/01/33	2,200	2,316,864
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, Assured Gty., G.O.	Aa1	3.920	(j)	9/01/17	1,000	756,430
San Leandro Cmnty. Facs., Spl. Tax, Dist. No.1	NR	6.500		9/01/25	2,160	2,126,909
San Mateo Cnty. Calif. Jt. Pwrs. Fin. Auth.	Aa2	5.000		7/15/33	1,000	1,022,740
Santa Margarita, Dana Point Auth., Impv. Rev., Dists., 3-3A-4 & 4A, Ser. B, N.A.T.L.	Baa1	7.250		8/01/14	2,000	2,347,060
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., N.A.T.L.	Aa3	6.360	(j)	8/01/29	1,250	376,225
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, G.O., N.A.T.L., C.A.B.S.	Aa1	6.050	(j)	8/01/28	1,055	363,068
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000		9/01/36	500	520,845
Southern California Pub. Pwr. Auth. Rev.,
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(e)	A1	2.520	(j)	7/01/16	16,325	14,015,338
PNC G.I.C. Proj. Rev.	A2	6.750		7/01/13	1,000	1,154,720
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., N.A.T.L., C.A.B.S.	Baa1	1.380	(j)	9/01/11	3,000	2,948,760
Tobacco Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tobacco Settlement, Ser. A	Baa3	5.500		6/01/45	2,000	1,406,420
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.000		6/01/22	2,000	2,080,460
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A1	5.625		1/01/29	1,000	1,079,390
University Calif. Revs.,
Gen., Ser. Q	Aa1	5.000		5/15/34	1,000	1,041,970
Ser. O	Aa1	5.750		5/15/34	1,250	1,408,388
University of Calif. Rev., UCLA Med., Ctr., Ser. A, A.M.B.A.C., Unrefunded Bal.	NR	5.250		5/15/30	1,000	999,980

Valley Health. Sys., Hosp. Rev., Impt. Proj., Ser. A(g)(i)	C(c)	6.500	5/15/25	130	71,357
Ventura Cnty. Calif. Cmnty. College, G.O.	Aa2	5.500	8/01/33	2,000	2,121,360
Vernon Calif. Elec. Sys. Rev., Ser. A	A3	5.125	8/01/21	1,500	1,573,530
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	278,365

Total long-term investments (cost $199,567,821)					209,796,317

SHORT-TERM INVESTMENT 0.6%
Municipal Bond
Sacramento Cnty. Santn. Dist. Auth. Rev.,
F.R.D.D.(b)	VMIG1	0.260	6/01/10
(cost $1,300,000)				1,300	1,300,000

Total Investments 98.9% (cost $200,867,821)(k)					211,096,317

Other assets in excess of liabilities(l) 1.1%					2,313,335

Net Assets 100.0%					$213,409,652

*	The ratings reflected are as of May 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

N.A.T.L.—National Public Finance Guaranty Corp.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts.

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2010.
(e)	All or partial escrowed to maturity and/or pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Floating Rate Security. The interest rate shown reflects the rate in effect at May 31, 2010.
(i)	Represents issuer in default of interest payments.
(j)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield on May 31, 2010.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$ 200,016,908	$14,999,615	$(3,920,206)	$11,079,409

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount.

(l)	Other assets in excess of liabilities include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2010	Unrealized Appreciation(1)
	Short Positions:
91	U.S. Treasury 10 Yr. Notes	Sep. 2010	$10,946,236	$10,908,625	$37,611
19	U.S. Long Bond	Sep. 2010	2,371,246	2,330,469	40,777

					$78,388

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$211,096,317	$—
Other Financial Instruments*
Futures Contracts	78,388	—	—

Total	$78,388	$211,096,317	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Prudential Investment Portfolios 6/Prudential California Muni Income Fund (the “Fund”), values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Financial futures contracts and options thereon traded on exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6 (f/k/a Dryden California Municipal Fund)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 28, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.